Term Loan - Schedule of Future Payments of Principal and Interest (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Apr. 01, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
2020 (remaining three months)	$ 106
2020	3,743
2021	3,007
Future payments of principal and interest	6,856
Less: amount representing interest	(496)
Less: amount representing final payment	(360)
Term loan, principal amount	6,000
Less: unamortized issuance costs and debt discounts	(240)
Less: current portion	(2,571)
Non-current portion of term loan	$ 3,189		$ 5,421
Predecessor Company
Debt Instrument [Line Items]
2020			401
2021			3,743
2022			3,007
Future payments of principal and interest			7,151
Less: amount representing interest			(791)
Less: amount representing final payment			(360)
Term loan, principal amount			6,000
Less: unamortized issuance costs and debt discounts			(579)
Non-current portion of term loan			$ 5,421